Segment Information - Reconciliation of Segment Operating Profit (Loss) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Operating Segments [Line Items]
Segment operating profit/(loss)	$ 9,324	$ 12,440	$ 5,283
Consolidated	9,324	12,440	5,283
Other operating income	805	5,084	5,441
Other operating expenses	(1,445)	(909)	(3,386)
Operating profit	8,684	16,615	7,338
Finance costs	(1,378)	(1,221)	(1,147)
Finance income	482	876	1,045
Share of loss of associates	(3)	(3)	(710)
Impairment of investment in associates			(126)
Loss on liquidation of a subsidiary		(261)
Exchange gain / (loss)	1,741	2,784	(38)
Other income	1,817	214	267
Other expense	(11)	(336)	(94)
Profit before tax	11,332	18,668	6,535
Operating segments [Member]
Disclosure Of Operating Segments [Line Items]
Segment operating profit/(loss)	12,467	15,514	8,137
Finance income	770	957	1,153
Profit before tax	11,332	18,668	6,535
Corporate expense adjustments and eliminations [Member]
Disclosure Of Operating Segments [Line Items]
Segment operating profit/(loss)	(3,143)	(3,074)	(2,854)
Corporate expenses	(3,143)	(3,074)	(2,854)
Finance income	(288)	(81)	(108)
Segment Reconciling Items [Member]
Disclosure Of Operating Segments [Line Items]
Other operating income	805	5,084	5,441
Other operating expenses	(1,445)	(909)	(3,386)
Finance costs	(1,378)	(1,221)	(1,147)
Finance income	482	876	1,045
Share of loss of associates	(3)	(3)	(710)
Impairment of investment in associates			(126)
Loss on liquidation of a subsidiary		(261)
Exchange gain / (loss)	1,741	2,784	(38)
Other income	1,817	214	267
Other expense	$ (11)	$ (336)	$ (94)